Bank Loans - Additional Information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)
Debt Instrument [Line Items]
Financing credit facilities, amount	¥ 6,414,365		$ 590,000,000	RM 248,000,000
Unused loan facilities for bank borrowings	¥ 1,724,952		$ 0	RM 0
Long-Term Debt, Weighted Average Interest Rate, at Point in Time	6.64%	7.13%	6.64%	6.64%
Short-Term Debt, Weighted Average Interest Rate, at Point in Time	9.41%	6.82%	9.41%	9.41%
Breach of loan	¥ 0	¥ 0
Secured Debt | Bank Borrowings | Restricted Cash
Debt Instrument [Line Items]
Loan facility amount	59,257
Secured Debt | Bank Borrowings | Accounts Receivable
Debt Instrument [Line Items]
Loan facility amount	1,556,076
Secured Debt | Bank Borrowings | Property and Equipment
Debt Instrument [Line Items]
Loan facility amount	3,792,335
Secured Debt | Bank Borrowings | Land Use Rights
Debt Instrument [Line Items]
Loan facility amount	¥ 77,767
Secured Debt | Standby Letter of Credit | Bank Borrowings
Debt Instrument [Line Items]
Loan facility amount | $			$ 112,500,000
Secured Debt | Standby Letter of Credit | Bank Borrowings | One Loan Facility
Debt Instrument [Line Items]
Financing credit facilities, amount | $			$ 90,000,000
Minimum
Debt Instrument [Line Items]
Loan agreements, term	1 year
Maximum
Debt Instrument [Line Items]
Loan agreements, term	7 years